COMMON STOCK (Detail Textuals 2) (USD $)	9 Months Ended		12 Months Ended						84 Months Ended	1 Months Ended			1 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 30, 2012	Mar. 30, 2012 Officers and Directors	Sep. 30, 2012 Officers and Directors	May 31, 2012 Officers and Directors	May 31, 2012 Officers and Directors Rights	Mar. 30, 2012 Officers and Directors Rights	Mar. 31, 2012 Officers and Directors Rights	Dec. 08, 2011 Foreign Consultants Restricted Stock Consultant
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common stock issued	215,000															215,000
Issuance of common stock for consulting services	$ 3,248					$ 7,501	$ 750									$ 299,710
Closing trading price													$ 1.50			$ 1.70
Restricted stock discount																18.00%
Method of discount calculation																Finnerty Method
Number of foreign consultants																6
Number of shares issued	68,480														1,014,032
Proceeds from issuance of common stock	1,267,540														1,267,540
Proceeds from the Rights Offering concluded March 30, 2012	731,639								731,639 [1]	1,267,540				1,267,540	1,267,540
Issuance of common stock for cash (in shares)	68,480														585,311
Issuance of common stock for cash	89,932		265,000	304,500	1,400	235,200	755,000	20,000							731,639
Number of shares issued for repayment of debt										428,721				428,721	428,721
Value of shares issued for repayment of debt															535,901
Due to officers or stockholders											506,750	506,750			506,750
Number of shares issued and contributed pursuant (in shares)													50,834
Shares issued and contributed pursuant, Amount	$ 76,250	$ 72,500											$ 76,250

[1]	As Restated - Note 10